Financial risk management - Narrative (Details)	12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Retained cash flow ratio	9.70%	14.90%
Interest cover ratio	4.4	5.0
Minimum deviation of growth curve to be considered observable for fair value measurement	5.00%
Assets	£ 58,787,000,000	£ 65,840,000,000	[1]
Quadgas HoldCo Limited
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%
Level 3 | Available-for-Sale Investments | Recurring fair value measurement | Enabala Holdings, Inc.
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 5,000,000
Level 3 | Further Acquisition Agreement derivative | Recurring fair value measurement | Quadgas HoldCo Limited
Disclosure of detailed information about financial instruments [line items]
Assets	110,000,000	£ 0
Interest Rate Risk, Fifty Basis Point Decrease In Discount Rate | Sunrun Neptune 2016 LLC
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,000,000	8,000,000
Interest Rate Risk, Fifty Basis Point Increase In Discount Rate | Sunrun Neptune 2016 LLC
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5,000,000)	£ (8,000,000)
Market Rate Risk, Five Percent Decrease In Offer Price | Quadgas HoldCo Limited
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 39,000,000

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).